Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue

(5) Revenue

The Corporation received approximately 100% and 92% of its total revenue through grants from government organizations for the nine months ended September 30, 2021 and 2020, respectively, and approximately 0% and 8% of its total revenue through a grant from a non-government organization for the nine months ended September 30, 2021 and 2020, respectively. To date, no receivables have been written off.

For the nine months ended September 30, 2021 and 2020, the Corporation worked on the following grants:

Government grants

The total revenue for government grants was approximately $49.8 million and $27.1 million, respectively, for the nine months ended September 30, 2021 and 2020, respectively.

National Institute of Health – National Institute of Allergy and Infectious Disease (“NIH-NIAID”) (Federal Award #1R44AI117976-01A1) – this grant was for $1.4 million and started in September 2019 through August 2021. For the nine months ended September 30, 2021 and 2020, there was approximately $457,000 and $219,000, respectively, in grant income recognized from this grant. The Corporation applied for an extension on the grant funding, which is pending approval. If approved, there is approximately $243,000 in funding remaining for this grant.

NIH-NIAID (Federal Award #1R41AI131823-02) – this grant was for approximately $1.5 million and started in April 2019 through March 2021. The grant was subsequently amended to extend the date through March 2022. For the nine months ended September 30, 2021 and 2020, approximately $41,000 and $86,000, respectively, in grant income was recognized from this grant. Approximately $853,000 in funding remains for this grant.

NIH-NIAID through Geneva Foundation (Federal Award #1R01AI132313-01, Subaward #S-10511-01) – this grant was for approximately $2.7 million and started in August 2017 through July 2021. For the nine months ended September 30, 2021 and 2020, there was approximately $72,000 and $248,000, respectively, in grant income recognized from this grant. The Corporation applied for an extension on the grant funding, which is pending approval. If approved, there is approximately $1.5 million in funding remains for this grant.

Department of Defense, Joint Program Executive Office for Chemical, Biological, Radiological and Nuclear Defense Enabling Biotechnologies (“JPEO”) through Advanced Technology International – this grant was for a potential of $25 million, awarded in stages starting in August 2019 and with potential stages running through February 2023. Additional contract modifications were added to this contract in 2020 for work on a COVID therapeutic, bringing the contract total to $143 million. In September 2021, an additional modification for $60.5 million was added to this contract for advanced clinical development through licensure and commercial manufacturing, bringing the contract total to $204 million. For the nine months ended September 30, 2021 and 2020, approximately $49.2 million and $26.5 million, respectively, in grant income was recognized from this grant. Approximately $100.1 million in funding remains for this grant.

Other grants (non-government)

The Corporation recorded no revenue for other grants (non-government) for the nine months ended September 30, 2021. The total revenue for other grants (non-government) was $2.4 million for the nine months ended September 30, 2020.

CSL Behring – there were three contracts for a combined $2.4 million that were started and completed in 2020. These contracts were related to research and development for a COVID-19 therapeutic ($2 million) and two other targets ($400,000). For the nine months ended September 30, 2020, there was approximately $2.4 million in grant income recognized from this grant.

(4) Revenue

During the years ended December 31, 2020 and 2019, the Corporation worked on the following grants:

SAb Biotherapeutics, Inc. and subsidiaries

Notes to consolidated financial statements

Government grants

The total revenue for government grants was approximately $52,800,000 and $2,900,000 respectively, for the years ended December 31, 2020 and 2019.

National Institute of Health – National Institute of Allergy and Infectious Disease (“NIH-NIAID”) (Federal Award #1R44AI117976-01A1) – this grant was for $1.4 million and started in September 2019 through August 2021. For 2020 and 2019, there was approximately $228,000 and $343,000, respectively, in grant income recognized from this grant. Approximately $850,000 in funding remains for this grant for 2021.

NIH-NIAID (Federal Award #1R41AI131823-02) – this grant was for approximately $1.5 million and started in April 2019 through March 2021. For 2020 and 2019, approximately $99,000 and $97,000 respectively, in grant income was recognized from this grant. Approximately $1.1 million in funding remains for this grant for 2021.

NIH-NIAID through Geneva Foundation (Federal Award #1R01AI132313-01, Subaward #S-10511-01) – this grant was for approximately $2.7 million and started in August 2017 through July 2021. For 2020 and 2019, there was approximately $351,000 and $261,000, respectively, in grant income recognized from this grant. Approximately $1.6 million in funding remains for this grant for 2021.

Department of Defense, Joint Program Executive Office for Chemical, Biological, Radiological and Nuclear Defense Enabling Biotechnologies (“JPEO”) through Advanced Technology International – this grant was for a potential of $25 million, awarded in stages starting in August 2019 and with potential stages running through February 2023. Additional contract modifications were added to this contract in 2020 for work on a COVID therapeutic, bringing the contract total to $143 million. For 2020 and 2019, approximately $52.1 million and $2.2 million, respectively, in grant income recognized from this grant. Approximately $88.8 million in funding remains for this grant for 2021.

The grants for the JPEO contract are cost reimbursement agreements, with reimbursement of our direct research and development expense (labor and consumables) with an overhead charge (based on actual, reviewed quarterly) and a fixed fee (9%). However, a portion of the funding ($12 million in 2020) from this contract was for capacity building, including funding for equipment and facilities. A majority of this was for a 200L purification suite and two production barns, which are in locations that are currently leased by the corporation. While the government and SAB have agreed to negotiate in good faith to afford government access to this equipment, the corporation is allowed to use this equipment for any project. As a majority of the value is in leasehold improvements (and therefore cannot be returned to the government), the corporation is treating the assets as company owned, and recognized the proceeds from the reimbursement as revenue. Therefore, revenue significantly exceeded research and development, as there is no research and development cost to offset this $12 million in revenue.

Other grants (non-government)

The total revenue for other grants (non-government) was approximately $2.4 million and $500,000 respectively, for the years ended December 31, 2020 and 2019.

CSL Behring – there were three contracts for a combined $2.4 million that were started and completed in 2020. These contracts were related to research and development for a COVID-19 therapeutic ($2 million) and two other targets ($400,000).

Battelle Memorial Institute – this contract was for approximately $2.0 million, starting in April 2018 through January 2019. For 2019, there was $400,000 in income recognized from this contract, and the work for this contract was completed as of December 31, 2019.

Henry Jackson Foundation – this contract was for $250,000, starting in September 2018 through May 31, 2019. For 2019, there was $51,000 in income recognized from this contract, and the work for this contract was completed as of December 31, 2019.

SAb Biotherapeutics, Inc. and subsidiaries

Notes to consolidated financial statements